Fair Value, Assets and Liabilities Measured on a Recurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / loan	Dec. 31, 2016 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	$ 277,085	$ 308,364
Mortgages held for sale, carried at fair value	16,116	22,042
Loans	376	758
Mortgage servicing rights	$ 13,625	$ 12,959
Interest rate contract [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.00%	0.10%
Loss severity	50.00%	50.00%
Prepayment rate	2.80%	2.80%
Interest rate contract [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	5.00%	6.80%
Loss severity	50.00%	50.00%
Prepayment rate	12.50%	12.50%
Interest rate contract [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	2.10%	2.10%
Loss severity	50.00%	50.00%
Prepayment rate	10.50%	9.60%
Derivative Loan Commitments [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	1.00%	1.00%
Initial-value servicing	(0.599%)	(0.23%)
Derivative Loan Commitments [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	99.00%	99.00%
Initial-value servicing	1.011%	1.312%
Derivative Loan Commitments [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	15.20%	15.00%
Initial-value servicing	0.027%	0.568%
Equity contract [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	6 months	1 year
Conversion factor	(9.70%)	(10.60%)
Equity contract [Member] | Minimum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	(77.00%)	(65.00%)
Volatility factor	5.70%	6.50%
Equity contract [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	3 years	3 years
Conversion factor	0.00%	0.00%
Equity contract [Member] | Maximum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	98.00%	98.50%
Volatility factor	95.50%	100.00%
Equity contract [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	1 year 7 months	2 years
Conversion factor	(7.60%)	(7.90%)
Equity contract [Member] | Weighted Average [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	24.20%	39.90%
Volatility factor	19.20%	20.70%
Credit contract [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(29.90%)	(27.70%)
Credit contract [Member] | Minimum [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Credit Spread	0.00%	0.00%
Fair Value Inputs [Abstract]
Loss severity	13.00%	12.00%
Credit contract [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	17.30%	21.30%
Credit contract [Member] | Maximum [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Credit Spread	63.70%	11.60%
Fair Value Inputs [Abstract]
Loss severity	60.00%	60.00%
Credit contract [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(0.20%)	0.02%
Credit contract [Member] | Weighted Average [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Credit Spread	1.30%	1.20%
Fair Value Inputs [Abstract]
Loss severity	50.70%	50.40%
Government, healthcare and other revenue bonds [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.70%	1.10%
Government, healthcare and other revenue bonds [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.80%	5.60%
Government, healthcare and other revenue bonds [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	2.70%	2.00%
Other municipal bonds [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.70%	3.70%
Weighted average life		3 years 7 months
Other municipal bonds [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.90%	4.90%
Weighted average life		3 years 7 months
Other municipal bonds [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.80%	4.50%
Weighted average life		3 years 7 months
Collateralized loan and other debt obligations [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(22.00%)	(15.50%)
Collateralized loan and other debt obligations [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	19.50%	20.30%
Collateralized loan and other debt obligations [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	3.00%	2.90%
Diversified payment rights [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	2.40%	1.90%
Diversified payment rights [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.90%	4.80%
Diversified payment rights [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.10%	3.30%
Other commercial and consumer [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.70%	3.00%
Weighted average life	2 years	9 months
Other commercial and consumer [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.20%	4.60%
Weighted average life	2 years 3 months	4 years 2 months
Other commercial and consumer [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.90%	3.90%
Weighted average life	2 years 1 month	2 years 11 months
Mortgages held for sale [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	2.60%	1.10%
Default rate	0.00%	0.50%
Loss severity	0.10%	0.10%
Prepayment rate	6.50%	6.30%
Mortgages held for sale [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(56.30%)	(53.30%)
Mortgages held for sale [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.30%	6.90%
Default rate	7.10%	7.90%
Loss severity	41.40%	42.50%
Prepayment rate	15.90%	17.10%
Mortgages held for sale [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(6.30%)	0.00%
Mortgages held for sale [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.60%	5.10%
Default rate	1.30%	1.90%
Loss severity	19.60%	26.90%
Prepayment rate	9.10%	10.00%
Mortgages held for sale [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(42.70%)	(37.80%)
Loans [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.10%	0.00%
Loss severity	0.00%
Prepayment rate	8.70%	0.40%
Utilization rate		0.00%
Loans [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.50%	3.90%
Loss severity	33.90%
Prepayment rate	100.00%	100.00%
Utilization rate		0.80%
Loans [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.20%	0.60%
Loss severity	6.60%
Prepayment rate	91.90%	83.70%
Utilization rate		0.10%
Residential mortgage servicing rights [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	6.60%	6.50%
Prepayment rate	9.70%	9.40%
Cost to service per loan | $ / loan	78	79
Residential mortgage servicing rights [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	12.90%	18.40%
Prepayment rate	20.50%	20.60%
Cost to service per loan | $ / loan	587	598
Residential mortgage servicing rights [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	6.90%	6.80%
Prepayment rate	10.50%	10.30%
Cost to service per loan | $ / loan	143	155
Other assets: nonmarketable equity investments [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	10.00%	5.00%
Volatility factor	0.50%	0.30%
Other assets: nonmarketable equity investments [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(21.10%)	(22.10%)
Other assets: nonmarketable equity investments [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	10.00%	10.30%
Volatility factor	1.90%	2.40%
Other assets: nonmarketable equity investments [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(5.50%)	(5.50%)
Other assets: nonmarketable equity investments [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	10.00%	8.70%
Volatility factor	1.40%	1.10%
Other assets: nonmarketable equity investments [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(15.00%)	(16.40%)
Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	$ 277,085	$ 308,364
Financial and Nonfinancial Liabilities, Fair Value Disclosure	27,271	30,875
Mortgages held for sale, carried at fair value	16,116	22,042
Loans	376	758
Mortgage servicing rights	13,625	12,959
Recurring [Member] | U.S. states and political subdivisions [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	51,326	51,101
Recurring [Member] | Collateralized loan and other debt obligations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	36,056	35,020
Recurring [Member] | Asset-backed securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	5,648	6,207
Recurring [Member] | Auto loans and leases [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	553	9
Recurring [Member] | Other asset-backed securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	4,946	5,871
Recurring [Member] | Equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	678	1,211
Recurring [Member] | Perpetual preferred securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	358	469
Fair Value, Inputs, Level 3 [Member] | Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	2,994	3,505
Financial and Nonfinancial Liabilities, Fair Value Disclosure	2,022	1,708
Mortgages held for sale, carried at fair value	998	985
Loans	376	758
Mortgage servicing rights	13,625	12,959
Total insignificant level 3 assets, net of liabilities	570	570
Fair Value Inputs [Abstract]
Assets, Fair Value Disclosure	24,876	23,463
Assets, Fair Value Disclosure, Net of Liabilities	22,854	21,755
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Interest rate contract [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	54	127
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Derivative Loan Commitments [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	17	(6)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity contract [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	102	79
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity contract [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(613)	(346)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Credit contract [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(3)	(28)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Credit contract [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	39	105
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | U.S. states and political subdivisions [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	925	1,140
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	868	906
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other municipal bonds [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	11	29
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other municipal bonds [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	49	208
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	1,020	879
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	1,020	879
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	354	309
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Asset-backed securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	566	962
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Auto loans and leases [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	0	0
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other asset-backed securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	566	962
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Diversified payment rights [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	292	443
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other commercial and consumer [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	248	492
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other commercial and consumer [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	26	27
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	0	0
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Perpetual preferred securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	0	0
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	974	955
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Mortgages held for sale [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	24	30
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Loans [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans	376	758
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Residential mortgage servicing rights [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	13,625	12,959
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other assets: nonmarketable equity investments [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other assets: nonmarketable equity investments	8	21
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other assets: nonmarketable equity investments [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other assets: nonmarketable equity investments	$ 4,813	$ 3,238
Non modified loans [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Cost to service per loan | $ / loan	78	79
Non modified loans [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Cost to service per loan | $ / loan	252	293
Collateralized Debt Obligations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	$ 1,000	$ 847